Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Cash and cash equivalents
17.	Cash and cash equivalents
(in thousands of Russian Roubles)

	December 31, 2019	December 31, 2018
Petty cash	860	165
Bank balances	2,012,424	2,788,772
Call deposits	75,931	72,173

Total cash and cash equivalents	2,089,215	2,861,110

Call deposits represent callable deposits with original maturities of three months or less. The Group’s exposure to interest rate risk and credit risk and a sensitivity analysis for financial assets and liabilities are disclosed in note 25.